SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Concentration of Credit Risk
Cash balances were as follows at December 31 (in thousands):

	December 31, 2018	December 31, 2017

Cash in U.S. dollars in U.S. banks	$69,155	$55,376
Cash in foreign banks and foreign currency	3,865	3,774
Petty cash	9	6
	$73,029	$59,156